EQUITY-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted (shares)			0	6,420
Fair value	$ 0.1			$ 0.5
Unrecognized compensation cost, options	$ 0.1	$ 0.4	$ 0.3	$ 0.8
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options granted (shares)	21,125	0
Stock options, contractual term	10 years		10 years
Unrecognized compensation cost, recognition period	9 months		1 year 1 month 9 days
Share-based Payment Arrangement, Option | Certain Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			6 months
Maximum | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years		4 years
Minimum | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year		1 year
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant of stock awards (shares)	9,844		10,542	5,904